Financial Instruments by Category - Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	$ 2,770	$ 2,507	$ 2,266
Financial Assets at fair value through profit or loss	410	392	529
Subtotal Financial Assets	3,180	2,899	2,795
Non-financial Assets	783	601	418
Total	3,963	3,500	3,213
Financial Liabilities at amortized cost	10,198	9,868	10,420
Subtotal financial liabilities	10,198	9,868	10,420
Non-financial liabilities	57	68	69
Total	10,255	9,936	10,489
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	246	221	183
Subtotal Financial Assets	246	221	183
Non-financial Assets	783	601	418
Total	1,029	822	601
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	1,641	1,545	1,618
Subtotal Financial Assets	1,641	1,545	1,618
Total	1,641	1,545	1,618
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	446	424	226
Financial Assets at fair value through profit or loss	74	98	118
Subtotal Financial Assets	520	522	344
Total	520	522	344
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	437	317	239
Financial Assets at fair value through profit or loss	336	294	411
Subtotal Financial Assets	773	611	650
Total	773	611	650
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	566	542	551
Subtotal financial liabilities	566	542	551
Total	566	542	551
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	7,088	7,379	8,070
Subtotal financial liabilities	7,088	7,379	8,070
Total	7,088	7,379	8,070
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	31	43	143
Subtotal financial liabilities	31	43	143
Total	31	43	143
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	2,513	1,904	1,656
Subtotal financial liabilities	2,513	1,904	1,656
Non-financial liabilities	57	68	69
Total	$ 2,570	$ 1,972	$ 1,725